FINANCE COSTS	12 Months Ended
Dec. 31, 2017
Disclosure of FINANCE COSTS [Abstract]
Disclosure of finance cost [text block]
6.	FINANCE COSTS

Finance costs comprise interest expense on the Company’s bank borrowings:

	For the years ended December 31,
	2017	2016	2015
	RMB’000	RMB’000	RMB’000
Interest on bank borrowings	213	84	4,043